Basic and Diluted Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
NET LOSS PER SHARE
Schedule of Basic and Diluted Net Income (Loss)

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the years ended December 31,:

	2013	2012
Net loss attributable to common shareholders, basic	$(4,361,165)	$(2,543,390)
Net loss attributable to common shareholders, diluted	$(4,361,165)	$(2,543,390)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic	9,488,227	9,488,227

Dilutive effect of common stock options	-	-
Weighted-average shares used to compute net loss per share attributable to common stockholders, diluted	9,488,227	9,488,227

Net loss per share attributable to common stockholders, basic	$(0.46)	$(0.27)
Net loss per share attributable to common stockholders, diluted	$(0.46)	$(0.27)

Schedule of Computation of Diluted Net Income Loss Per Share

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the years presented because including them would have been antidilutive:

	December 31, 2013	December 31, 2012
Common stock options	15,290,486	15,290,486